CONTINGENCIES	6 Months Ended
Jun. 30, 2018
Contingent Liabilities [Abstract]
CONTINGENCIES
CONTINGENCIES
Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.

Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 36 “Contingencies” to the 2017 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2017 Annual Financial Statements.

The description set out below should be read in conjunction with Note 36 “Contingencies” to the 2017 Annual Financial Statements.

Litigation and Claims Update

US Shareholder Class Action
Briefing on the motion to dismiss was completed on April 18, 2018. A decision of the Court is pending.

Veladero - September 2015 Release of Cyanide-Bearing Process Solution and Glacier Legislation

Criminal Matters
On March 5, 2018, the Court of Appeals confirmed the indictment against the four former federal officials in relation to the enforcement of the national glacier legislation. In a separate investigation, on April 11, 2018, the federal judge indicted two additional former federal officials and confirmed a second charge against one of the former federal officials originally indicted on November 27, 2017, alleging breach of duty in connection with their actions and omissions related to the failure to maintain adequate environmental controls. On July 10, 2018, the Court of Appeals confirmed this later indictment as well. In total, six former federal officials have now been indicted under these proceedings (one of whom has been indicted on two separate charges) and will face trial.

On June 29, 2018, the federal judge ordered additional environmental studies to be conducted in communities downstream from the Veladero mine as part of the investigation into the alleged failure of three former federal government officials to maintain adequate environmental controls. The Province of San Juan has challenged this order on jurisdictional grounds.

Veladero - September 2016 Release of Crushed Ore Saturated with Process Solution

Temporary Suspension of Operations and Regulatory Infringement Proceeding
On March 28, 2018, MAG was notified that the San Juan Provincial mining authority had rejected the request for reconsideration. A further appeal will be heard and decided by the Governor of San Juan.

Veladero - March 2017 Release of Gold-bearing Process Solution

Regulatory Infringement Proceeding and Temporary Suspension of Addition of Cyanide
On March 28, 2018, MAG was notified that the San Juan Provincial mining authority had rejected the request for reconsideration. A further appeal will be heard and decided by the Governor of San Juan.